Group employees	12 Months Ended
Dec. 31, 2024
Number and average number of employees [abstract]
Group employees	29 Group employees
The average number of persons employed by the Group and its associates during the year, including Directors, was 74,617 (2023: 75,452).

	2024 Number	2023 Number
U.S.	4,021	3,861
AME	31,090	32,948
APMEA	13,098	13,030
Subsidiary undertakings	48,209	49,839
Associates	26,408	25,613
	74,617	75,452
Included within the employee numbers for AME are certain employees in the UK in respect of central functions. Some of the costs of these employees are allocated or charged to the various regions and markets in the Group.